Pensions and Post-Employment Benefits - Summary of Significant Assumptions Used in the Determination of the Benefit Obligation (Detail)	Dec. 31, 2024	Dec. 31, 2023
Mexico [member]
Disclosure of defined benefit plans [line items]
Discount rates	11.80%	10.50%
Rate of return on plan assets	11.80%	10.50%
Rate of salary increases	4.50%	4.50%
United States [member]
Disclosure of defined benefit plans [line items]
Discount rates	5.70%	5.20%
Rate of return on plan assets	5.70%	5.20%
United Kingdom [member]
Disclosure of defined benefit plans [line items]
Discount rates	5.60%	4.70%
Rate of return on plan assets	5.60%	4.70%
Rate of salary increases	3.20%	3.10%
Top of range [member] | Other countries [member]
Disclosure of defined benefit plans [line items]
Discount rates	9.50%	11.00%
Rate of return on plan assets	9.50%	11.00%
Rate of salary increases	7.30%	7.30%
Bottom of range [member] | Other countries [member]
Disclosure of defined benefit plans [line items]
Discount rates	3.30%	3.10%
Rate of return on plan assets	3.30%	3.10%
Rate of salary increases	2.50%	2.50%